WESMARK FUNDS

WESMARK SMALL COMPANY GROWTH FUND

WESMARK GROWTH FUND

WESMARK BALANCED FUND

WESMARK GOVERNMENT BOND FUND

WESMARK WEST VIRGINIA MUNICIPAL BOND FUND

SUPPLEMENT DATED OCTOBER 15, 2009 TO THE
STATEMENT OF ADDITIONAL INFORMATION
DATED MARCH 31, 2009

The biographical information with respect to Lawrence E. Bandi, included in the section titled “INDEPENDENT TRUSTEES BACKGROUND AND COMPENSATION” on page 23 of the Trust’s Statement of Additional Information, is replaced in its entirety as follows:

Name Age Address Date Service Began	Principal Occupation in Past Five Years, Other Directorships Held and Previous Positions	Aggregate Compensation from the Trust (past fiscal year)
Lawrence E. Bandi Age: 55 WesMark Funds Attn: Secretary One Bank Plaza Wheeling, WV 26003 TRUSTEE Began serving: September 2004	Principal Occupation: Chief Financial Officer, MPD Corporation, Wheeling, WV Other Directorships: Audit Committee Chairman, Ohio Valley Industrial Business Development Corporation, Inc. Special Wish Foundation, United Way of the Upper Ohio Valley; Wheeling Convention and Visitors Bureau, Catholic Charities West Virginia, Inc. Previous Positions: President and Chief Executive Officer, Valley National Gases, Inc.; Chief Financial Officer & Vice President West Virginia Northern Community College.	$25,500